Financial risk management - Market risk (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Foreign exchange risk
Financial risk management
Reasonable possible increase (decrease) in risk assumption	5.00%	5.00%
Reasonable possible increase (decrease) in post tax results due to change in risk assumption	¥ 4,000	¥ 267,000
Cash flow and fair value interest rate risk
Financial risk management
Reasonable possible increase (decrease) in risk assumption	0.10%	0.10%
Reasonable possible increase (decrease) in post tax results due to change in risk assumption	¥ 48,070